SIMPSON THACHER & BARTLETT
                             425 Lexington Avenue
                              New York, NY 10017

                                         December 22, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549
Attention: Filing Desk

Re:  BlackRock FundsSM (Registration
     Statement File No. 33-26305)

Ladies and Gentlemen:

     On behalf of BlackRock FundsSM (the "Company"), and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, we hereby certify that the definitive forms of prospectuses and statement of additional information for Investor A, Investor B, Investor C, Service, Institutional and BlackRock Shares of the Company's High Yield Bond Portfolio, each dated October 21, 1998, that would have been filed on behalf of the Company in accordance with Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 38 to the Company's Registration Statement on Form N-1A, the text of which was filed electronically with the Securities and Exchange Commission on October 20, 1998.

     Any questions or communications should be directed to Robert M. Kaner of this firm at 212-455-3275.


                                    Very truly yours,
                                    /s/ Simpson Thacher & Bartlett
                                    SIMPSON THACHER & BARTLETT



cc:  Brian P. Kindelan, Esq.
     Matt Mosca